As filed with the Securities and Exchange Commission on January 4, 2018

Registration Nos. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53

_______________________________

MIRAE ASSET DISCOVERY FUNDS

(Exact Name of Registrant as Specified in Charter)

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter T.C. Lee

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐       immediately upon filing pursuant to paragraph (b)

☒       on January 22, 2018 pursuant to paragraph (b)

☐       60 days after filing pursuant to paragraph (a)(i)

☐       on ____________ pursuant to paragraph (a)(i)

☐       75 days after filing pursuant to paragraph (a)(ii)

☐       on ____________ pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Explanatory Note:

This Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until January 22, 2018, the effectiveness of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A related to the Emerging Markets Corporate Debt Fund, which was filed pursuant to Rule 485(a) under the Securities Act on October 24, 2017 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 51 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 4th day of January, 2018.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Peter T.C. Lee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter T.C. Lee	Trustee and President	January 4, 2018
Peter T.C. Lee	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	January 4, 2018
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

* By:	/s/ Ioannis Tzouganatos	January 4, 2018
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney